Shareholder Report, Line Graph (Details) - USD ($)								5 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended			17 Months Ended		18 Months Ended	24 Months Ended		29 Months Ended		30 Months Ended	36 Months Ended	41 Months Ended		42 Months Ended	48 Months Ended	53 Months Ended		54 Months Ended	60 Months Ended	65 Months Ended		72 Months Ended	77 Months Ended		84 Months Ended	89 Months Ended		96 Months Ended	101 Months Ended		108 Months Ended	120 Months Ended
	Aug. 28, 2025	Apr. 30, 2024	Apr. 23, 2024	Nov. 15, 2021	Dec. 14, 2017	Dec. 13, 2017	Apr. 30, 2016	Apr. 30, 2018	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026
C000010135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)
Accumulated Value							$ 100,000							$ 116,019.83					$ 132,181.08				$ 145,567.33				$ 135,941.22				$ 200,363.85			$ 203,256.07			$ 206,782.66			$ 251,122.35			$ 279,236.05	$ 361,520.91
C000195828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)
Accumulated Value						$ 10,000			$ 10,002							$ 10,872				$ 10,151				$ 14,978				$ 15,210					$ 15,486		$ 18,827				$ 20,962		$ 27,166
C000010134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (with maximum 5.75% sales charge)
Accumulated Value							9,424							10,897					12,381				13,592				12,653				18,601			18,821			19,087			23,125			25,648	33,124
C000010643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Select Bond Fund (Class A/SEAKX) (with maximum 3.75% sales charge)
Accumulated Value							9,626							9,637					9,558				9,914				10,529				10,533			9,608			9,586			9,584			10,202	10,576
C000010642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Select Bond Fund (Institutional Class/SEACX)
Accumulated Value							100,000							100,495.71					99,953.33				103,996.56				110,856.06				111,139.02			101,557.56			101,599.81			101,824.25			108,664.27	112,935.43
C000030112 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced International Fund (Institutional Class/SNTCX)
Accumulated Value							100,000							112,238.55					129,399.62				127,144.1				104,429.92				153,055.79			141,316.7			146,708.76			166,197.81			191,417.66	250,260.88
C000195831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced International Fund (Class R6/SNTFX)
Accumulated Value						10,000			10,232							9,886				8,056				11,818				10,924					11,358		12,879				14,846		19,430
C000030111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced International Fund (Class A/SNTKX) (with maximum 5.75% sales charge)
Accumulated Value							9,424							10,540					12,113				11,872				9,714				14,201			13,086			13,551			15,308			17,582	22,926
C000061277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Global Equity Income Fund (Class A/SGIDX) (with maximum 5.75% sales charge)
Accumulated Value							9,426							10,860					12,443				13,016				11,791				17,192			17,158			16,700			19,142			20,918	26,219
C000195833 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Global Equity Income Fund (Class C/SGIFX) (with maximum 1.00% CDSC sales charge)
Accumulated Value					$ 10,000			$ 10,083							$ 10,539						$ 9,472				$ 13,712				$ 13,591			$ 13,114				$ 14,884		$ 16,141				$ 20,083
C000195834 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Global Equity Income Fund (Class R6/SGIGX)
Accumulated Value					10,000			10,086							10,594						9,631				14,095				14,116			13,798				15,899		17,435				21,932
C000061278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Global Equity Income Fund (Institutional Class/SGISX)
Accumulated Value							100,000							115,577.75					132,872.23				139,379.2				126,710.01				185,298.64			185,330.29			180,916.36			208,039.51			227,852.81	286,273.94
C000177433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)
Accumulated Value							100,000							120,803.1					132,728.88				137,382.66				108,465.83				187,639			176,098.43			173,843.44			199,855.79			196,087.95	259,082.61
C000195836 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)
Accumulated Value						10,000			9,944							10,171				8,050				13,936				13,088					12,940		14,894				14,616		19,339
C000177432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (with maximum 5.75% sales charge)
Accumulated Value							9,424							11,351					12,439				12,835				10,109				17,444			16,336			16,100			18,475			18,092	23,853
C000195823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Covered Call Income Fund (Class A/SCJAX) (with maximum 5.75% sales charge)
Accumulated Value					9,425			9,372							10,207						9,651				12,766				12,742			13,390				15,469		16,656				19,744
C000195824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Covered Call Income Fund (Class C/SCJCX) (with maximum 1.00% CDSC sales charge)
Accumulated Value					10,000			9,950							10,798						10,139				13,316				13,188			13,747				15,716		16,811				19,763
C000195825 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Covered Call Income Fund (Class R6/SCJKX)
Accumulated Value	$ 10,000										$ 10,668
C000195826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Covered Call Income Fund (Institutional Class/SCJIX)
Accumulated Value					100,000			99,461.28							108,472.46						102,887.6				136,568.62				136,514.44			143,896				166,616.9		179,842.15				213,601.8
C000232243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Equity Market Neutral Fund (Institutional Class/SMNIX)
Accumulated Value				$ 100,000						$ 106,080							$ 111,686					$ 123,576.2				$ 122,954.18				$ 124,873
C000232244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Equity Market Neutral Fund (Class A/SMNAX) (with maximum 5.75% sales charge)
Accumulated Value				9,423						9,977							10,483					11,573				11,491				11,649
C000232245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Core Fund (Class A/SJCAX) (with maximum 5.75% sales charge)
Accumulated Value				9,423						8,122							8,158					9,922				11,002				13,880
C000232247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Core Fund (Class R6/SJCRX)
Accumulated Value		$ 9,869	$ 10,000										$ 10,970					$ 13,872
C000232248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Core Fund (Institutional Class/SJCIX)
Accumulated Value				100,000						86,333.61							86,912.88					105,965.88				117,805.25				148,954.81
C000232249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Growth Fund (Institutional Class/SJGIX)
Accumulated Value				100,000						82,763.09							83,098.7					108,155.77				122,449.1				152,339.96
C000232251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Growth Fund (Class A/SJGAX) (with maximum 5.75% sales charge)
Accumulated Value				9,423						7,786							7,800					10,128				11,435				14,194
C000232256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Value Fund (Class A/SJVAX) (with maximum 5.75% sales charge)
Accumulated Value				9,423						8,644							8,683					10,354				11,448				14,395
C000232255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Steward Large Cap Value Fund (Institutional Class/SJVIX)
Accumulated Value				100,000						91,873.06							92,525.39					110,572.71				122,559.7				154,513.62
Standard And Poor s 500 C000010135 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000							117,918.3823					133,561.3778				151,584.6949				152,893.036				223,196.2408			223,671.7908			229,630.9537			281,669.08			315,740.2144	413,786.576
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value	10,000.00001				10,000	10,000	10,000	10,049.52152	10,010.33217		11,176.09589			11,791.83823	11,405.64495	11,361.16722			13,356.13778	11,459.22647	11,504.08809		15,158.46949	16,728.40267	16,793.89254		15,289.3036	16,764.04481	16,829.67421		22,319.62408	17,278.05784	17,210.67991	22,367.17908	21,110.90121	21,193.54807	22,963.09537	23,757.15295	23,664.50898	28,166.908	31,013.01544	31,134.428	31,574.02144	41,378.6576
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000							10,082.8567					10,050.66813				10,582.40726				11,729.74656				11,698.41166			10,702.6248			10,656.87786			10,500.40424			11,342.57981	11,802.71067
Bloomberg U S Aggregate Bond C000010642 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000							100,828.567					100,506.6813				105,824.0726				117,297.4656				116,984.1166			107,026.248			106,568.7786			105,004.0424			113,425.7981	118,027.1067
S And P International 700 ADR C000030112 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000							110,852.3629					125,924.6062				125,204.1282				106,097.5557				151,254.3183			148,782.1836			158,043.6719			185,274.0902			203,935.6871	292,896.0348
S And P International 700 ADR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P International 700 ADR Index
Accumulated Value						10,000	10,000		10,127.81038					11,085.23629		10,069.86408			12,592.46062	8,533.16884			12,520.41282	12,165.01763			10,609.75557	11,966.18984			15,125.43183		12,711.06886	14,878.21836	14,901.14529		15,804.36719		16,402.05223	18,527.40902	23,556.91703		20,393.56871	29,289.60348
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index
Accumulated Value					10,000		10,000	10,104.8878						11,530.31717	10,820.37248				13,126.45093		10,446.39353		14,055.87979		15,252.35944		13,570.07368		14,780.1973		19,813.11931	15,330.39301		19,199.77126		18,236.77062	19,914.48647	20,542.50091		23,689.929		26,638.8302	26,685.11867	34,604.37208
MSCI World C000061278 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000							115,303.1717					131,264.5093				140,558.7979				135,700.7368				198,131.1931			191,997.7126			199,144.8647			236,899.29			266,851.1867	346,043.72
S And P Composite 1500 C000177433 Index [Member]
Account Value [Line Items]
Accumulated Value							99,999.9069							118,298.2995					133,677.0075				150,765.249				149,662.9191				221,358.3423			220,332.6222			225,688.2147			275,505.8652			306,138.4356	401,547.4293
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Composite 1500 Index
Accumulated Value						9,999.94384	9,999.99069		10,017.05975					11,829.82995		11,297.5637			13,367.70075	11,214.96083			15,076.5249	16,587.44299			14,966.29191	16,510.58086			22,135.83423		16,911.90111	22,033.26222	20,644.97676		22,568.82147		22,940.42228	27,550.58652	30,089.87609		30,613.84356	40,154.74293
Standard And Poor s 500 C000195826 Index [Member]
Account Value [Line Items]
Accumulated Value					100,000			100,495.2152							114,056.4495						115,040.8809				167,938.9254				168,296.7421			172,780.5784				211,935.4807		237,571.5295				311,344.28
ICE BofA 3 Month U S Treasury Bill C000232243 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000						100,064.1498							102,903.1201					108,451.3963				113,781.2901				118,304.5342
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA 3 Month U.S. Treasury Bill Index
Accumulated Value				10,000						10,006.41498							10,290.31201					10,845.13963				11,378.12901				11,830.45342
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Accumulated Value		$ 9,921.77229	$ 10,000	9,999.99999						8,722.42138			$ 11,106.68369				8,880.96894	$ 14,485.1926				10,907.60034				12,210.24462				15,924.44243
Russell 1000 C000232248 Index [Member]
Account Value [Line Items]
Accumulated Value				99,999.9999						87,224.2138							88,809.6894					109,076.0034				122,102.4462				159,244.4243
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Government/Credit Bond Index
Accumulated Value							10,000							10,089.28128					10,059.25601				10,605.62816				11,900.51188				11,845.47872			10,842.18252			10,814.51889			10,673.14112			11,490.49573	11,898.84239
Bloomberg U S Government Credit Bond C000010642 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000							100,892.8128					100,592.5601				106,056.2816				119,005.1188				118,454.7872			108,421.8252			108,145.1889			106,731.4112			114,904.9573	118,988.4239
Blended Benchmark C000030112 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000							111,256.1472					126,682.0364				123,475.946				105,249.4962				147,244.6365			139,387.8076			154,363.3846			181,587.786			195,892.4558	259,079.6381
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Blended Benchmark Index
Accumulated Value						10,000	10,000		10,149.62958					11,125.61472		9,892.76104			12,668.20364	8,432.47733			12,347.5946	11,797.08315			10,524.94962	11,167.60241			14,724.46365		12,367.42965	13,938.78076	14,548.61965		15,436.33846		15,694.69453	18,158.7786	20,757.18415		19,589.24558	25,907.96381
MSCI World High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World High Dividend Yield Index
Accumulated Value					10,000		10,000	9,826.37128						11,004.19332	10,437.73847				11,899.88115		9,688.14098		12,640.25587		12,421.42873		11,732.48221		12,857.78876		15,042.53416	13,094.66046		15,570.97261		14,149.22476	15,857.82775	15,726.43965		17,134.92074		19,000.40802	19,044.95132	23,009.77551
MSCI World High Dividend Yield C000061278 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000							110,041.9332					118,998.8115				126,402.5587				117,324.8221				150,425.3416			155,709.7261			158,578.2775			171,349.2074			190,449.5132	230,097.755
S And P 1000 C000177433 Index [Member]
Account Value [Line Items]
Accumulated Value							100,000							121,592.0742					134,605.1855				142,941.1927				119,602.1428				203,904.6249			188,637.6042			188,202.128			217,400.697			217,848.805	288,487.4972
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 1000 Index
Accumulated Value						$ 10,000.00001	$ 10,000		$ 10,078.80094					$ 12,159.20742		$ 10,702.9742			$ 13,460.51855	$ 8,955.42163			$ 14,294.11927	$ 15,267.71883			$ 11,960.21428	$ 14,124.57369			$ 20,390.46249		$ 14,091.96665	$ 18,863.76042	$ 16,278.26106		$ 18,820.2128		$ 16,311.81394	$ 21,740.0697	$ 21,601.01074		$ 21,784.8805	$ 28,848.74972
Cboe S And P 500 BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Cboe S&P 500 BuyWrite Index
Accumulated Value	$ 10,000				10,000			10,018.78312			$ 11,128.47843				10,372.2273						9,005.66417				11,470.05299				12,452.91431			12,313.97771				13,436.945		14,713.31993				17,291.2114
Cboe S And P 500 BuyWrite C000195826 Index [Member]
Account Value [Line Items]
Accumulated Value					$ 100,000			$ 100,187.8312							$ 103,722.273						$ 90,056.6417				$ 114,700.5299				$ 124,529.1431			$ 123,139.7771				$ 134,369.45		$ 147,133.1993				$ 172,912.114
Russell 1000 Growth C000232249 Index [Member]
Account Value [Line Items]
Accumulated Value				100,000						80,705.0922							82,590.3638					108,854.6086				124,670.3957				162,859.1382
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Growth Index
Accumulated Value				10,000						8,070.50922							8,259.03638					10,885.46086				12,467.03957				16,285.91382
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				10,000						9,457.13427							9,571.84385					10,856.57379				11,784.84108				15,232.40459
Russell 1000 Value C000232255 Index [Member]
Account Value [Line Items]
Accumulated Value				$ 100,000						$ 94,571.3427							$ 95,718.4385					$ 108,565.7379				$ 117,848.4108				$ 152,324.0459